SIGNIFICANT ACCOUNTING POLICIES - Disclosure of depreciation rates applicable to each category of property and equipment (Detail)	12 Months Ended
Nov. 30, 2019
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Declining balance
Depreciation rates	55%
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Declining balance
Depreciation rates	20%